As filed with the Securities and Exchange Commission on April 21, 2017

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 86	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 88	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Copy to:

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on (April 28, 2017) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 86 to the Registration Statement of PIMCO Variable Insurance Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 85, which was filed with the Securities and Exchange Commission on February 23, 2017. This Post-Effective Amendment No. 86 is filed solely for the purpose of designating April 28, 2017 as the new effective date of Post-Effective Amendment No. 85.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 86 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 21st day of April, 2017.

PIMCO VARIABLE INSURANCE TRUST
(Registrant)

By:
Peter G. Strelow*, President

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	April 21, 2017

Douglas M. Hodge*	Trustee	April 21, 2017

George E. Borst**	Trustee	April 21, 2017

Jennifer H. Dunbar**	Trustee	April 21, 2017

Kym M. Hubbard**	Trustee	April 21, 2017

Gary F. Kennedy**	Trustee	April 21, 2017

Peter B. McCarthy**	Trustee	April 21, 2017

Ronald C. Parker**	Trustee	April 21, 2017

Peter G. Strelow*	President (Principal Executive Officer)	April 21, 2017

Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	April 21, 2017

*, ** By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney dated May 10, 2016 filed with Post-Effective Amendment No. 85 to Registration Statement No. 333-37115 on February 23, 2017.
**	Pursuant to power of attorney dated February 14, 2017 filed with Post-Effective Amendment No. 85 to Registration Statement No. 333-37115 on February 23, 2017.